Future minimum lease commitments under all noncancelable operating leases (Details) (USD $)	Dec. 31, 2013
Future minimum lease commitments under all noncancelable operating leases
Future minimum Lease Payments2014	$ 336
Future minimum Lease Payments2015	347
Future minimum Lease Payments2016	320
Future minimum Lease Payments2017	290
Future minimum Lease Payments2018	290
Future minimum Lease PaymentsThereafter	3,942
Future minimum Lease PaymentsTotal	$ 5,525